Crewing costs	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Crewing cost [Text Block]
Crewing costs

The following table depicts the components of our crew expenses, including crew benefits, during the six months ended June 30, 2019 and 2018, respectively.

	For the six months ended June 30,
In thousands of US dollars	2019	2018
Short term crew benefits (i.e. wages, victualing, insurance)	$74,854	$75,807
Other crew related costs	9,145	9,770
	83,999	85,577